MFA 2025-NQM3 Trust ABS-15G

Exhibit 99.30

MFA Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
83306	XXXXX	Qualifying FICO	XXX	XXX	Per guidelines; highest middle score for DSCR